Loans and Allowance for Credit Losses (Total Outstanding Loans and Past Due Analysis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Loans and Leases Receivable Disclosure [Line Items]
Total	¥ 113,471,623	¥ 116,027,745
Loans Held for Sale	514,109	353,095
Past Due 90 Days and Accruing	6,620	20,540
Unearned income, unamortized premiums—net and deferred loan fees—net	(322,230)	(308,882)
Total	113,149,393	115,718,863
1 to 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	210,279	249,200
Greater than 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	207,798	281,701
Total past due
Loans and Leases Receivable Disclosure [Line Items]
Total	418,077	530,901
Financial Asset, Current
Loans and Leases Receivable Disclosure [Line Items]
Total	112,539,437	115,143,749
Residential
Loans and Leases Receivable Disclosure [Line Items]
Total	13,301,505	13,182,815
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	3,360	11,150
Residential | 1 to 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	32,078	39,577
Residential | Greater than 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	13,598	28,375
Residential | Total past due
Loans and Leases Receivable Disclosure [Line Items]
Total	45,676	67,952
Residential | Financial Asset, Current
Loans and Leases Receivable Disclosure [Line Items]
Total	13,255,829	13,114,863
Card
Loans and Leases Receivable Disclosure [Line Items]
Total	464,266	502,241
Loans Held for Sale	0	22,945
Past Due 90 Days and Accruing	0	0
Card | 1 to 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	10,250	2,127
Card | Greater than 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	26,818	26,786
Card | Total past due
Loans and Leases Receivable Disclosure [Line Items]
Total	37,068	28,913
Card | Financial Asset, Current
Loans and Leases Receivable Disclosure [Line Items]
Total	427,198	450,383
MUAH
Loans and Leases Receivable Disclosure [Line Items]
Total	2,812,969	8,583,566
Loans Held for Sale	70,841	87,822
Past Due 90 Days and Accruing	0	4,626
MUAH | 1 to 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	625	42,082
MUAH | Greater than 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	0	29,337
MUAH | Total past due
Loans and Leases Receivable Disclosure [Line Items]
Total	625	71,419
MUAH | Financial Asset, Current
Loans and Leases Receivable Disclosure [Line Items]
Total	2,741,503	8,424,325
Krungsri
Loans and Leases Receivable Disclosure [Line Items]
Total	6,822,765	6,604,645
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Krungsri | 1 to 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	115,636	131,573
Krungsri | Greater than 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	126,494	127,533
Krungsri | Total past due
Loans and Leases Receivable Disclosure [Line Items]
Total	242,130	259,106
Krungsri | Financial Asset, Current
Loans and Leases Receivable Disclosure [Line Items]
Total	6,580,635	6,345,539
Other
Loans and Leases Receivable Disclosure [Line Items]
Total	1,045,121	986,688
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Other | 1 to 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	21,729	21,776
Other | Greater than 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	21,152	24,201
Other | Total past due
Loans and Leases Receivable Disclosure [Line Items]
Total	42,881	45,977
Other | Financial Asset, Current
Loans and Leases Receivable Disclosure [Line Items]
Total	1,002,240	940,711
Domestic | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total	54,044,718	54,680,843
Loans Held for Sale	69,257	47,632
Past Due 90 Days and Accruing	3,260	4,673
Domestic | Commercial | 1 to 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	12,556	4,763
Domestic | Commercial | Greater than 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	9,138	22,996
Domestic | Commercial | Total past due
Loans and Leases Receivable Disclosure [Line Items]
Total	21,694	27,759
Domestic | Commercial | Financial Asset, Current
Loans and Leases Receivable Disclosure [Line Items]
Total	53,953,767	54,605,452
Foreign
Loans and Leases Receivable Disclosure [Line Items]
Total		45,338,581	¥ 47,333,878
Foreign | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total	34,980,279	31,486,947
Loans Held for Sale	374,011	194,696
Past Due 90 Days and Accruing	0	91
Foreign | Commercial | 1 to 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	17,405	7,302
Foreign | Commercial | Greater than 3 months past due
Loans and Leases Receivable Disclosure [Line Items]
Total	10,598	22,473
Foreign | Commercial | Total past due
Loans and Leases Receivable Disclosure [Line Items]
Total	28,003	29,775
Foreign | Commercial | Financial Asset, Current
Loans and Leases Receivable Disclosure [Line Items]
Total	¥ 34,578,265	¥ 31,262,476